Note 14 - Company Earn-Out and Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	December 31, 2022	December 31, 2021	July 1, 2021
Term (in years)	5.50	6.50	7.00
Volatility	55.00%	40.00%	40.00%